Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Line Items]
Net balance	$ 4,351,350	$ 535,035
Depreciation expenses	307,523	390,341	$ 551,062
Disposed property and equipment	450,471	788,848	793,687
Accumulated depreciation	409,696	714,102	701,556
Proceeds of property and equipment	28,579	31,113	39,405
Disposal losses	(12,196)	(43,633)	$ (52,726)
Property, Plant and Equipment [Member] | Computer and Office Equipment [Member]
Property and Equipment, Net [Line Items]
Net balance	1,612	40,117
Property, Plant and Equipment [Member] | Revenue Equipment [Member]
Property and Equipment, Net [Line Items]
Net balance	3,468,487	494,918
Property, Plant and Equipment [Member] | Software [Member]
Property and Equipment, Net [Line Items]
Net balance	$ 881,250